Significant Accounting Judgments, Estimates and Assumptions	6 Months Ended
Feb. 28, 2022
Significant Accounting Judgments Estimates And Assumptions
Significant Accounting Judgments, Estimates and Assumptions

3.	Significant Accounting Judgments, Estimates and Assumptions

The preparation of financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the reported amounts of assets, liabilities and expenses. Estimates and judgments are regularly evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in future periods. The following discusses the most significant accounting policy judgments and accounting estimates that the Company has made in the preparation of the interim condensed consolidated financial statements that could result in a material effect during the current reporting period on the carrying amounts of assets and liabilities:

Accounting Policy Judgements

The Company made the following critical judgements in applying its accounting policies during the six months ended February 28, 2022:

1)	Exploration and Evaluation Assets and Expenditures

The application of the Company’s accounting policy for exploration and evaluation assets and expenditures requires judgment to determine whether future economic benefits are likely, from either future exploitation or sale, or whether activities have not reached a stage that permits a reasonable assessment of the existence of reserves, and to determine whether indicators of impairment exist including factors such as, the period for which the Company has the right to explore, expected renewals of exploration rights, whether substantive expenditures on further exploration and evaluation of resource properties are budgeted and evaluation of the results of exploration and evaluation activities up to the reporting date.

2)	Determination of Commercial Viability and Technical Feasibility of the Buckreef Gold Project

The application of the Company’s accounting policy for mineral property development costs required judgment to determine when technical feasibility and commercial viability of the Buckreef Gold Project was demonstrable. The Company considered the positive NI 43-101 compliant Preliminary Feasibility Study (“PFS”) published in 2018, updated resource in 2020, the results from the 120 tonnes per day “tpd” oxide processing plant constructed for testing purposes and interim operation of 360 tpd plant, all of which led to a decision to construct a 1,000+ tpd processing plant with an expectation of generating a positive long-term return on the Buckreef Gold Project based on a positive Net Present Value generated from a discounted cash flow model.

Estimates and Assumptions

The preparation of condensed consolidated interim financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities as at the date of the condensed consolidated interim financial statements and the reported amount of revenues and expenses for the reporting period.

The main sources of estimation uncertainty and critical judgments by management applicable to these condensed consolidated interim financial statements are the same as those presented in the Company’s consolidated financial statements for the year ended August 31, 2021.

1)	Exploration and Evaluation Assets and Expenditures

As noted above, during the three months ended November 30, 2021, with the construction decision from the Board of Directors, the Buckreef Gold Project transitioned from an exploration and evaluation asset under IFRS 6 to mineral property, plant and equipment under IAS 16. At the time of the transition from exploration and evaluation to mineral property, plant and equipment, the Company completed an impairment test as required by IFRS 6. The impairment test compared the carrying amount of the Buckreef Gold Project to its recoverable amount. The recoverable amount is the higher of the value in use and the fair value less costs of disposal. The Company estimated the recoverable amount using the discounted cash flow model as noted above. The significant assumptions that impacted the resulting fair value include future gold prices, capital cost estimates, operating cost estimates, estimated reserves and resources and the discount rate. Upon completion of the impairment tests, the Company concluded that there was no impairment.

2)	COVID-19

While there has been increased economic optimism in the early part of 2021 as the global economy continued to show signs of recovery from the impacts of the COVID-19 pandemic, current market conditions may result in additional uncertainties, risks and complexities in management’s determination of the estimates and assumptions used to prepare the Company’s financial results. As the COVID-19 pandemic continues, management cannot reasonably estimate the length or severity of the impact on the Company. As such, actual results may differ from estimates and the effect of such differences may be material.